Income Tax - Schedule of Applicable Income Tax Expense (Benefit) FY 2025 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]	UNITED STATES	UNITED STATES
Amount
Tax at statutory federal income tax rate	$ 6,111	$ 4,695	$ 91
State and local income taxes, net of federal benefit	(5)	0	53
Foreign tax effects	0
Effect of changes in tax laws or rates enacted in current period	0
Effect of cross-border tax laws	0
Tax credits	(53)
Changes in federal valuation allowances	0
Tax exempt income, net	(688)	(567)	(509)
Section 265/291 interest disallowance	375
Income on BOLI	(431)
Other nondeductible items	46
Changes in unrecognized tax benefits	0
Other, net	(57)
Total income tax expense (benefit)	$ 5,298	$ 4,102	$ (524)
%
Tax at statutory federal income tax rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal benefit	(0.02%)	0.00%	12.25%
Foreign tax effects	0.00%
Effect of changes in tax laws or rates enacted in current period	0.00%
Effect of cross-border tax laws	0.00%
Tax credits	(0.18%)
Changes in federal valuation allowances	0.00%
Tax exempt income, net	(2.36%)	(2.54%)	(117.88%)
Section 265/291 interest disallowance	1.29%
Income on BOLI	(1.48%)
Other nondeductible items	0.16%
Changes in unrecognized tax benefits	0.00%
Other, net	(0.20%)
Provision for income tax expense	18.21%	18.35%	(121.49%)